Commitments and Contingencies (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of commitments and contingent liabilities [text block] [Abstract]
Purchase commitments, description	a subsidiary of the Group had entered into purchase commitments to pay up to €2.35 million and €0.87 million, respectively, to a related-party to deliver equipment, materials and assembling services in relation the “Greengas” and “H2Evora” Projects. Non-refundable down payments of 20% of the expected contract value have been made and the remainder of the contracts are cancellable but incur a penalty of 10% of contract value.